Stock Based Compensation - Schedule of Option Value and Assumption (Details) - Restricted Stock Units (RSUs) - 2023 Omnibus Incentive Plan	9 Months Ended
Dec. 31, 2023 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share (as of grant date)	$ 10.83
Exercise price	$ 0
Volatility	30.82%
Expected dividends	0.00%
Expected term (in years)	1 year 6 months
Risk free rate	5.24%